UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Wallington Asset Management, LLC
Address:  8900 Keystone Crossing, Suite 1015
          Indianapolis, IN  46240


Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Enrique Rendon
Title:    Chief Compliance Officer
Phone:    317-575-8670

Signature, Place, and Date of Signing:

      /s/ Enrique Rendon        Indianapolis, IN            04/18/2011
      ------------------        ----------------            ----------
         [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          157
                                         -----------

Form 13F Information Table Value Total:  $   210,536
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
-------------------------  --------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
     NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  --------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
3M Company                 COM             88579Y101     4,543    48,592  SH         Sole                   48,592
A F L A C Inc.             COM             001055102     3,864    73,209  SH         Sole                   73,209
AT&T Inc.                  COM             00206R102     4,648   151,839  SH         Sole                  151,839
Abbott Laboratories        COM             002824100        25       500  SH         Sole                      500
Alcoa Inc.                 COM             013817101         7       400  SH         Sole                      400
Allstate Corp              COM             020002101        10       306  SH         Sole                      306
ALTRIA GROUP INC           COM             02209s103         3       100  SH         Sole                      100
American Express Co.       COM             025816109        18       400  SH         Sole                      400
American Tower
  Corporation              COM             029912201     1,915    36,950  SH         Sole                   36,950
Amgen Inc.                 COM             031162100     3,182    59,532  SH         Sole                   59,532
Anglo American PLC -
  Unsponsor                COM             03485P201        56     2,184  SH         Sole                    2,184
Anglogold Ashanti Ltd
  New ADR                  COM             035128206        19       400  SH         Sole                      400
Apple Inc.                 COM             037833100        14        40  SH         Sole                       40
Automatic Data
  Processing Inc.          COM             053015103        21       400  SH         Sole                      400
BANK OF AMERICA CORP       COM             060505104        16     1,192  SH         Sole                    1,192
Bank of New York Co.,
  Inc.                     COM             064058100         7       241  SH         Sole                      241
Baxter International Inc.  COM             071813109     1,957    36,401  SH         Sole                   36,401
Berkshire Hathaway Inc.
  Class                    COM             084670702        62       742  SH         Sole                      742
Boeing Co.                 COM             097023105       648     8,766  SH         Sole                    8,766
Bristol-Myers Squibb Co.   COM             110122108     3,491   132,069  SH         Sole                  132,069
CBS Corp                   COM             124857202        28     1,129  SH         Sole                    1,129
C T I GROUP HOLDINGS INC   COM             126431105         2    31,570  SH         Sole                   31,570
CVS/Caremark Corp.         COM             126650100     4,455   129,802  SH         Sole                  129,802
Cameron International
  Corp.                    COM             13342b105     4,033    70,630  SH         Sole                   70,630
Canadian Natural
  Resources Ltd            COM             136385101       376     7,600  SH         Sole                    7,600
Caterpillar Inc.           COM             149123101       160     1,440  SH         Sole                    1,440
Cenovus Energy Inc.        COM             15135U109     2,042    51,857  SH         Sole                   51,857
Chevron Corp.(formerly
  Chevron                  COM             166764100       107       995  SH         Sole                      995
Chiquita Brands
  International,           COM             170032809                  07  SH         Sole                        7
Cisco Systems Inc.         COM             17275R102     2,971   173,221  SH         Sole                  173,221
Coach, Inc.                COM             189754104     5,733   110,170  SH         Sole                  110,170
Colgate Palmolive Co.      COM             194162103     5,683    70,367  SH         Sole                   70,367
Comcast Corp. New Class A  COM             20030n101       226     9,126  SH         Sole                    9,126
Computer Associates Intl   COM             12673P105        62     2,571  SH         Sole                    2,571
ConocoPhillips             COM             20825C104     2,683    33,594  SH         Sole                   33,594
CORN PRODUCTS INTL INC     COM             219023108         5       100  SH         Sole                      100
Corning Inc.               COM             219350105         6       300  SH         Sole                      300
Covidien Plc.              COM             G2554F105       349     6,721  SH         Sole                    6,721
Crane Corp.                COM             224399105        58     1,200  SH         Sole                    1,200
Cubic Corporation          COM             229669106        69     1,208  SH         Sole                    1,208
Cummins Inc.               COM             231021106       307     2,800  SH         Sole                    2,800
Cytec Industries, Inc.     COM             232820100        23       426  SH         Sole                      426
D P L INC                  COM             233293109         3       100  SH         Sole                      100
Danaher Corp.              COM             235851102        15       280  SH         Sole                      280
Devon Energy Corp. New     COM             25179M103         7        75  SH         Sole                       75
Disney (Walt)              COM             254687106     6,607   153,334  SH         Sole                  153,334
Dover Corp.                COM             260003108     4,334    65,925  SH         Sole                   65,925
Dow Chemical               COM             260543103        45     1,200  SH         Sole                    1,200
Duke Energy Holding Corp.  COM             26441C105         7       363  SH         Sole                      363
E M C Corp.-Mass           COM             268648102     6,595   248,276  SH         Sole                  248,276
Edison International       COM             281020107        33       900  SH         Sole                      900
Electronic Arts            COM             285512109         2       122  SH         Sole                      122
Eli Lilly & Co.            COM             532457108       308     8,740  SH         Sole                    8,740
EnCana Corp.               COM             292505104     2,046    59,252  SH         Sole                   59,252
Express Scripts Inc.       COM             302182100        14       250  SH         Sole                      250
Exxon Mobil Corp.          COM             30231G102     6,013    71,467  SH         Sole                   71,467
Firstenergy Corp.          COM             337932107        62     1,666  SH         Sole                    1,666
Fiserv Inc.                COM             337738108        11       170  SH         Sole                      170
Freeport-McMoran Copper
  & Gold                   COM             35671D857         6       110  SH         Sole                      110
General Dynamics Corp.     COM             369550108        38       500  SH         Sole                      500
General Electric Co.       COM             369604103     2,379   118,640  SH         Sole                  118,640
General Mills              COM             370334104       110     3,000  SH         Sole                    3,000
Goldman Sachs Group Inc.   COM             38141G104     2,953    18,622  SH         Sole                   18,622
Groupe Bruxelles Lambert   COM             012729626        84       900  SH         Sole                      900
Halliburton Co. Holding
  Co.                      COM             406216101        14       290  SH         Sole                      290
Hanesbrands, Inc.          COM             410345102       176     6,497  SH         Sole                    6,497
Hanover Ins Group Inc Com  COM             410867105        14       304  SH         Sole                      304
Harley Davidson Inc.       COM             412822108         3        60  SH         Sole                       60
Hartford Financial
  Services Gr              COM             416515104        58     2,164  SH         Sole                    2,164
Heartland Partners L.P.    COM             422357103                  50  SH         Sole                       50
Hewlett-Packard Co.        COM             428236103     2,953    72,070  SH         Sole                   72,070
Home Depot Inc.            COM             437076102     4,891   131,970  SH         Sole                  131,970
Honeywell International,
  Inc.                     COM             438516106     5,425    90,857  SH         Sole                   90,857
HUNTINGTON BANCSHS INC     COM             446150104         1       100  SH         Sole                      100
ITT Industries Inc.        COM             450911102       130     2,164  SH         Sole                    2,164
Idex Corp.                 COM             45167R104        79     1,800  SH         Sole                    1,800
Illinois Tool Works, Inc.  COM             452308109        11       200  SH         Sole                      200
Intel Corp.                COM             458140100     2,851   141,303  SH         Sole                  141,303
International Business
  Machine                  COM             459200101     6,683    40,980  SH         Sole                   40,980
J.P. Morgan Chase & Co.    COM             46625H100        45       974  SH         Sole                      974
Johnson & Johnson          COM             478160104     3,558    60,052  SH         Sole                   60,052
Kellogg Co                 COM             487836108       119     2,200  SH         Sole                    2,200
Kimberly-Clark Corp.       COM             494368103     4,783    73,273  SH         Sole                   73,273
Kohls Corporation          COM             500255104     3,674    69,260  SH         Sole                   69,260
Korea Electric Power
  Corp. ADR                COM             500631106        33     2,700  SH         Sole                    2,700
Legg Mason Inc.            COM             524901105         2        60  SH         Sole                       60
Lincoln National
  Corp.-Ind                COM             534187109         2        70  SH         Sole                       70
Linear Technology Corp.    COM             535678106        10       300  SH         Sole                      300
Lowe's Companies Inc.      COM             548661107         3       110  SH         Sole                      110
Manpower Inc.              COM             56418H100         7       105  SH         Sole                      105
Marathon Oil Corp.
  (formerly U              COM             565849106        75     1,400  SH         Sole                    1,400
MARSHALL & ILSLEY CP NEW   COM             571837103         1       100  SH         Sole                      100
Martin Marietta
  Materials Inc.           COM             573284106        63       700  SH         Sole                      700
McCormick & Co.            COM             579780206        96     2,000  SH         Sole                    2,000
McGraw-Hill Cos., Inc.     COM             580645109     4,404   111,775  SH         Sole                  111,775
MeadWestvaco Corp.         COM             583334107       326    10,734  SH         Sole                   10,734
Medco Health Solutions,
  Inc.                     COM             58405U102        66     1,170  SH         Sole                    1,170
Medtronic Inc.             COM             585055106     3,487    88,623  SH         Sole                   88,623
Merck & Company Inc.       COM             58933Y105       111     3,349  SH         Sole                    3,349
Metlife, Inc.              COM             59156R108     2,682    59,952  SH         Sole                   59,952
Microsoft Corp.            COM             594918104     4,623   182,095  SH         Sole                  182,095
NIKE, Inc. 'B'             COM             654106103       121     1,600  SH         Sole                    1,600
NV Energy, Inc. fka
  Sierra Pac               COM             67073Y106        45     3,000  SH         Sole                    3,000
National Oilwell Varco,
  Inc.                     COM             637071101     5,501    69,399  SH         Sole                   69,399
News Corporation           COM             65248E104       103     5,870  SH         Sole                    5,870
Nokia Corp. ADR            COM             654902204         4       460  SH         Sole                      460
Norfolk Southern Corp.     COM             655844108         6        81  SH         Sole                       81
Omnicom Group              COM             681919106     4,160    84,785  SH         Sole                   84,785
Oneok Inc New              COM             682680103        13       200  SH         Sole                      200
Oracle Corp.               COM             68389X105     5,750   171,997  SH         Sole                  171,997
Pepsico, Inc.              COM             713448108     5,722    88,837  SH         Sole                   88,837
Pfizer, Inc.               COM             717081103        16       788  SH         Sole                      788
Plum Creek Timber Co.
  Inc.                     COM             729251108        44     1,000  SH         Sole                    1,000
Praxair Inc.               COM             74005P104     4,283    42,151  SH         Sole                   42,151
Procter & Gamble Co.       COM             742718109        12       200  SH         Sole                      200
Prudential Financial Inc.  COM             744320102     3,331    54,098  SH         Sole                   54,098
QEP Resources, Inc.        COM             74733V100     2,454    60,527  SH         Sole                   60,527
Questar Corp.              COM             748356102     1,377    78,937  SH         Sole                   78,937
Rayonier Inc.              COM             754907103       110     1,770  SH         Sole                    1,770
Raytheon Company           COM             755111507       191     3,760  SH         Sole                    3,760
Roche Holdings, Ltd. ADR   COM             771195104     2,560    71,401  SH         Sole                   71,401
Ryder Systems Inc.         COM             783549108        37       729  SH         Sole                      729
Schlumberger Ltd.          COM             806857108       112     1,200  SH         Sole                    1,200
Sherwin Williams Co.       COM             824348106        76       910  SH         Sole                      910
St. Jude Medical Inc.      COM             790849103        60     1,165  SH         Sole                    1,165
Standard & Poor's
  Depositary R             COM             78462F103       668     5,038  SH         Sole                    5,038
STANDARD REGISTER CO       COM             853887107         2       600  SH         Sole                      600
Starwood Hotels &
  Resorts Worl             COM             85590A401        58       993  SH         Sole                      993
TJX Companies              COM             872540109        22       447  SH         Sole                      447
TMX Group Inc.             COM             87261x108        65     1,625  SH         Sole                    1,625
Teva Pharmaceutical ADR    COM             881624209     3,023    60,250  SH         Sole                   60,250
Texas Instruments Inc.     COM             882508104        17       490  SH         Sole                      490
Thermo Fisher Scientific
  Inc.                     COM             883556102         6       115  SH         Sole                      115
Transocean, Ltd.           COM             H8817H100       244     3,134  SH         Sole                    3,134
Tyco International, Ltd.   COM             h89128104       268     5,982  SH         Sole                    5,982
United Technologies Corp.  COM             913017109     5,736    67,764  SH         Sole                   67,764
V F Corp.                  COM             918204108     3,548    36,010  SH         Sole                   36,010
Valero Energy Corp. new    COM             91913Y100         3       110  SH         Sole                      110
Varian Medical Systems     COM             92220P105        68     1,000  SH         Sole                    1,000
Vectren Corporation        COM             92240G101        27     1,000  SH         Sole                    1,000
Viacom Inc. Class B        COM             92553p201        53     1,129  SH         Sole                    1,129
Wal-Mart Stores Inc.       COM             931142103        10       185  SH         Sole                      185
Waste Management, Inc.     COM             94106L109         4       120  SH         Sole                      120
Wells Fargo & Co.          COM             949746101     1,614    50,901  SH         Sole                   50,901
WENDYS ARBYS GROUP INC     COM             950587105         1       140  SH         Sole                      140
Zimmer Holdings, Inc.      COM             98956P102         5        75  SH         Sole                       75
Amerco Series A Pfd        PFD             023586209        13       500  SH         Sole                      500
SPDR Gold Trust            ETF             78463v107     9,537    68,192  SH         Sole                   68,192
iShares MSCI EAFE Index    ETF             464287465     8,824   146,873  SH         Sole                  146,873
iShares MSCI Emerging
  Markets                  ETF             464287234     1,213    24,923  SH         Sole                   24,923
iShares Russell 1000
  Growth In                ETF             464287614        12       200  SH         Sole                      200
iShares Russell 1000
  Value Ind                ETF             464287598        10       150  SH         Sole                      150
iShares Russell 2000
  Index Fun                ETF             464287655     2,225    26,433  SH         Sole                   26,433
PAX WORLD BALANCED FD IN
  DIVIDUAL INV CL          MF              704223106        64     2,712  SH         Sole                    2,712
PIONEER HIGH YIELD FUND
  CL A                     MF              72369b109        28     2,633  SH         Sole                    2,633
WELLS FARGO ADVANTAGE
  OPPORTUNITY INV          MF              949915466        40       978  SH         Sole                      978
WELLS FARGO ADVANTAGE
  TOT RETURN BD I          MF              94975j599        25     2,041  SH         Sole                    2,041